Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax [Abstract]
Income Taxes
19.	INCOME TAXES

Income Tax Recognized in Profit or Loss

	For the year ended December 31
	2018	2019	2020
Current tax expense/(benefit)
In respect of the current period	$-	$462,713	$-
Adjustments for prior periods	14,439	(54,711)	-
	$14,439	$408,002	$-

	2018	2019	2020
Loss before income tax	$(42,171,158)	$(46,657,534)	$(16,971,289)
Income tax benefit calculated at the statutory rate	(7,169,097)	(7,931,781)	(2,885,119)
Nondeductible expenses in determining taxable income	112,263	4,115,850	84,196
Tax credits for research and development expenditures	(2,312,251)	(2,474,280)	(521,234)
Unrecognized loss carryforwards	9,261,996	5,980,036	3,022,607
Effect of different tax rates of group entities operating in other jurisdictions	107,089	322,888	299,550
Withholding tax	-	450,000	-
Adjustments for prior years’ tax	14,439	(54,711)	-
Income tax expense recognized in profit or loss	$14,439	$408,002	$-

The Company has unused tax losses of $151 million for year of assessment 2020 (Year of assessment 2019: $134 million) available for offset against future profits. No deferred tax asset has been recognised in respect of all the unused tax losses as it is not considered probable that there will be future taxable profits available. Subject to qualifying conditions, the unused trade losses can be carried forward indefinitely.

a.	Cayman Islands

ASLAN Cayman is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

b.	Singapore

ASLAN Pharmaceuticals Pte. Ltd. and Jaguahr Therapeutics Pte. Ltd., incorporated in Singapore, are subject to the statutory corporate income tax rate of 17%. In connection with the licensing agreements with BioGenetics in February and March 2019, the Company collected upfront payments totaled $3,000,000 from BioGenetics in total, which was subject to withholding taxes of 15% in compliance with local regulations in South Korea. The Company therefore recognized income tax expense at an amount of $450,000. Except for the above, ASLAN Pharmaceuticals Pte. Ltd. has no taxable income for the years ended December 31, 2018, 2019 and 2020 and Jaguahr Therapeutics Pte. Ltd. has no taxable income for the years ended December 31, 2019 and 2020, and therefore, no other provision for income tax is required.

c.	Taiwan

ASLAN Pharmaceuticals Taiwan Limited, incorporated in Taiwan, is subject to the statutory corporate income tax rate of 20% and the corporate surtax rate of 5%.

The income tax returns through 2019 have been assessed by the tax authorities. For the years ended December 31, 2018, 2019 and 2020, ASLAN Pharmaceuticals Taiwan Limited has taxable income of NT$3,869,726, Nil and Nil respectively.

d.	Australia

ASLAN Pharmaceuticals Australia Pty Ltd., incorporated in Australia, is subject to the statutory corporate income tax of 30%. ASLAN Pharmaceuticals Australia Pty Ltd. has no taxable income for the years ended December 31, 2018, 2019 and 2020, and therefore, no provision for income tax is required.

e.	Hong Kong

ASLAN Pharmaceuticals Hong Kong Limited, incorporated in Hong Kong, is subject to the statutory corporate income tax of 16.5%. Under the Hong Kong tax law, ASLAN Pharmaceuticals Hong Kong Limited is exempted from income tax on its foreign derived income and there are no withholding taxes in Hong Kong on the remittance of dividends. ASLAN Pharmaceuticals Hong Kong Limited has no taxable income for the years ended December 31, 2018, 2019 and 2020, and therefore, no provision for income tax is required.

f.	China

ASLAN Pharmaceuticals (Shanghai) Co. Ltd., incorporated in China, is subject to the statutory corporate income tax rate of 25%. ASLAN Pharmaceuticals (Shanghai) Co. Ltd. has no taxable income for the years ended December 31, 2018, 2019 and 2020, and therefore, no provision for income tax is required.

g.	United States of America

ASLAN Pharmaceuticals (USA) Inc., incorporated in Delaware, USA in October 2018, is subject to the statutory federal income tax rate of 21% and state income tax rate of 8.7%. ASLAN Pharmaceuticals (USA) Inc. has no taxable income for the years ended December 31, 2018, 2019 and 2020, and therefore, no provision for income tax is required.